Time charter revenues and related contract balances (Tables)	9 Months Ended
Sep. 30, 2021
Time charter revenues and related contract balances
Summary of disaggregated revenue

The following tables summarize the disaggregated revenue of the Partnership by segment for the three and nine months ended September 30, 2021 and 2020:

	Three months ended September 30, 2021
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$21,733	6,475	—	28,208	(6,475)	$21,733
Time charter service revenues, excluding amortization	14,557	3,677	—	18,234	(3,677)	14,557
Amortization of above market contract intangibles	(694)	—	—	(694)	—	(694)
Amortization of deferred revenue for modifications & drydock	—	683	—	683	(683)	—
Total revenues (3)	$35,596	10,835	—	46,431	(10,835)	$35,596

	Three months ended September 30, 2020
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$21,830	6,476	—	28,306	(6,476)	$21,830
Time charter service revenues, excluding amortization	14,777	3,738	—	18,515	(3,738)	14,777
Amortization of above market contract intangibles	(694)	—	—	(694)	—	(694)
Amortization of deferred revenue for modifications & drydock	—	682	—	682	(682)	—
Total revenues (3)	$35,913	10,896	—	46,809	(10,896)	$35,913

	Nine months ended September 30, 2021
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$64,759	19,215	—	83,974	(19,215)	$64,759
Time charter service revenues, excluding amortization	42,369	10,315	—	52,684	(10,315)	42,369
Amortization of above market contract intangibles	(2,060)	—	—	(2,060)	—	(2,060)
Amortization of deferred revenue for modifications & drydock	—	2,049	—	2,049	(2,049)	—
Total revenues (3)	$105,068	31,579	—	136,647	(31,579)	$105,068

	Nine months ended September 30, 2020
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$66,224	19,285	—	85,509	(19,285)	$66,224
Time charter service revenues, excluding amortization	43,170	12,245	—	55,415	(12,245)	43,170
Amortization of above market contract intangibles	(2,358)	—	—	(2,358)	—	(2,358)
Amortization of deferred revenue for modifications & drydock	—	2,031	—	2,031	(2,031)	—
Total revenues (3)	$107,036	33,561	—	140,597	(33,561)	$107,036
(1)	Eliminations reverse the proportional amounts of revenue for Joint venture FSRUs to reflect the consolidated revenues included in the consolidated income statement. The Partnership's share of the Joint venture FSRUs revenues is included in Equity in earnings (loss) of joint ventures on the consolidated income statement.
(2)	The financing lease revenues comprise about one-fourth of the total lease revenues for the three and nine months ended September 30, 2021 and 2020.
(3)	Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.

Schedule of consolidated receivables between lease and service components

The following table summarizes the allocation of consolidated receivables between lease and service components:

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2021	2020
Trade receivable for lease	$5,174	$2,608
Trade receivable for time charter services	3,196	1,506
Allowance for expected credit losses	(60)	(60)
Total trade receivable and amounts due from affiliates	$8,310	$4,054

Summary of consolidated contract assets, contract liabilities and refund liabilities to customers

The following tables summarize the consolidated contract assets, contract liabilities and refund liabilities to customers for the nine months ended September 30, 2021 and for the year ended December 31, 2020:

	Services related
	Contract	Refund liability
(in thousands of U.S. dollars)	asset	to charters
Balance January 1, 2021	$261	$(891)
Additions	—	(820)
Reduction for receivables recorded	—	312
Balance September 30, 2021	$261	$(1,399)

	Services related
	Contract	Refund liability
(in thousands of U.S. dollars)	asset	to charters
Balance January 1, 2020	$279	$(125)
Additions	—	(841)
Reduction for receivables recorded	(18)	—
Reduction for revenue recognized (excluding amortization)	—	10
Reduction for revenue recognized from previous years	—	48
Repayments of refund liabilities to charterer	—	17
Balance December 31, 2020	$261	$(891)

Summary of direct financing lease

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2021	2020
Minimum lease payments	$589,074	$589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,345)	(440,345)
Initial direct cost, net	3,095	3,095
Net investment in financing lease at origination	297,824	297,824
Principal repayment and amortization	(27,156)	(23,471)
Allowance for credit loss	(96)	(96)
Net investment in financing lease at period end	270,572	274,257
Less: Current portion	(5,308)	(4,969)
Long term net investment in financing lease	$265,264	$269,288

Net investment in financing lease consists of:
Financing lease receivable	$225,099	$231,725
Unguaranteed residual value	45,473	42,532
Net investment in financing lease at period end	$270,572	$274,257